Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 3.6	$ 5.9
Mobilization revenue receivables	73.8	108.5
Intangible asset- Favorable contracts to be amortized	130.6	205.0
Prepaid expenses	8.5	4.5
Other	3.8	1.4
Total other assets	220.3	325.3
Other current assets	86.8	117.0
Other non-current assets	$ 133.5	$ 208.3